Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure Text Block
Employee Benefits

Note 29 – Employee benefits

Certain employees of BPPR are covered by three non-contributory defined benefit pension plans, the Banco Popular de Puerto Rico Retirement Plan and two Restoration Plans. Pension benefits are based on age, years of credited service, and final average compensation (the “Pension Plans”).

The Pension Plans are currently closed to new hires and the accrual of benefits are frozen to all participants. The Pension Plans’ benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plan is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the Pension Plans are subject to the U.S. and Puerto Rico Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the Banco Popular de Puerto Rico Retirement Plan due to U.S. and Puerto Rico Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements.

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees (the “OPEB Plan”). Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The Corporation’s funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation’s pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with BPPR contributions to the fund, will maintain the fund’s ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.’s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies’ obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans’ investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans’ investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The Pension Plans weighted average asset allocation as of December 31, 2020 and 2019 and the approved asset allocation ranges, by asset category, are summarized in the table below.

	Minimum allotment	Maximum allotment	2020	2019
Equity	0%	70%	38%	36%
Debt securities	0%	100%	60%	62%
Popular related securities	0%	5%	1%	1%
Cash and cash equivalents	0%	100%	1%	1%
The following table sets forth by level, within the fair value hierarchy, the Pension Plans’ assets at fair value at December 31, 2020 and 2019. Investments measured at net asset value per share (“NAV”) as a practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation of the plans’ assets.
	2020					2019
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government, its agencies, states and political subdivisions	$-	$187,065	$-	$7,377	$194,442	$-	$171,744	$-	$7,239	$178,983
Corporate bonds and debentures	-	326,344	-	8,180	334,524	-	304,958	-	7,730	312,688
Equity securities - Common Stocks	101,081	-	-	-	101,081	116,254	-	-	-	116,254
Equity securities - ETF's	94,009	38,229	-	-	132,238	52,083	35,559	-	-	87,642
Foreign commingled trust funds	-	-	-	98,431	98,431	-	-	-	82,030	82,030
Mutual fund	-	4,526	-	-	4,526	-	4,490	-	-	4,490
Mortgage-backed securities	-	-	-	-	-	-	5,777	-	-	5,777
Private equity investments	-	-	70	-	70	-	-	74	-	74
Cash and cash equivalents	9,626	-	-	-	9,626	7,401	-	-	-	7,401
Accrued investment income	-	-	3,847	-	3,847	-	-	4,596	-	4,596
Total assets	$204,716	$556,164	$3,917	$113,988	$878,785	$175,738	$522,528	$4,670	$96,999	$799,935

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

• Obligations of U.S. Government, its agencies, states and political subdivisions - The fair value of Obligations of U.S. Government and its agencies obligations are based on an active exchange market and on quoted market prices for similar securities. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. The fair value of municipal bonds are based on trade data on these instruments reported on Municipal Securities Rulemaking Board (“MSRB”) transaction reporting system or comparable bonds from the same issuer and credit quality. These securities are classified as Level 2, except for the governmental index funds that are measured at NAV.

• Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2, except for the corporate bond funds that are measured at NAV.

• Equity securities – common stocks - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.

• Equity securities – ETF’s – Exchange Traded Funds shares with quoted market prices obtained from an active exchange market. Highly liquid ETF’s are classified as Level 1 while less liquid ETF’s are classified as Level 2.

• Foreign commingled trust fund- Collective investment funds are valued at the NAV of shares held by the plan at year end.

• Mutual funds – Mutual funds are valued at the NAV of shares held by the plan at year end. Mutual funds are classified as Level 2.

• Mortgage-backed securities – The fair value is based on trade data from brokers and exchange platforms where these instruments regularly trade. Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread and prepayment projections. The agency MBS are classified as Level 2.

• Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net realizable value which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.

• Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity. Cash and cash equivalents are classified as Level 1.

• Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2020	2019
Balance at beginning of year	$4,670	$5,092
Purchases, sales, issuance and settlements (net)	(753)	(422)
Balance at end of year	$3,917	$4,670
There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2020 and 2019. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2020 and 2019.Information on the shares of common stock held by the pension plans is provided in the table that follows.
(In thousands, except number of shares information)	2020	2019
Shares of Popular, Inc. common stock	162,936	156,444
Fair value of shares of Popular, Inc. common stock	$9,177	$9,191
Dividends paid on shares of Popular, Inc. common stock held by the plan	$238	$177
The following table presents the components of net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018.
	Pension Plans			OPEB Plan
(In thousands)	2020	2019	2018	2020	2019	2018
Personnel costs:
Service cost	$-	$-	$-	$713	$759	$1,028
Other operating expenses:
Interest cost	23,389	28,439	25,493	4,913	5,955	5,562
Expected return on plan assets	(38,104)	(32,388)	(40,240)	-	-	-
Amortization of prior service cost (credit)	-	-	-	-	-	(3,470)
Recognized net actuarial loss	20,880	23,508	20,260	567	-	1,282
Net periodic benefit cost	$6,165	$19,559	$5,513	$6,193	$6,714	$4,402
Termination benefit loss	-	-	-	-	-	1,790
Total benefit cost	$6,165	$19,559	$5,513	$6,193	$6,714	$6,192
During the year 2018, the termination benefit loss of $1.8 million related to the additional health care benefits provided to the eligible employees that accepted to participate in the “VRP” was recorded as “Personnel costs” in the Consolidated Statement of Operations.The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2020 and 2019.
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of year	$852,551	$754,558	$168,681	$153,415
Service cost	-	-	713	759
Interest cost	23,389	28,439	4,913	5,955
Actuarial loss[1]	83,277	113,642	11,247	15,752
Benefits paid	(44,864)	(44,088)	(6,344)	(7,200)
Benefit obligation at end of year	$914,353	$852,551	$179,210	$168,681
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$799,935	$685,823	$-	$-
Actual return on plan assets	123,484	137,970	-	-
Employer contributions	230	20,230	6,344	7,200
Benefits paid	(44,864)	(44,088)	(6,344)	(7,200)
Fair value of plan assets at end of year	$878,785	$799,935	$-	$-
Funded status of the plan:
Benefit obligation at end of year	$(914,353)	$(852,551)	$(179,210)	$(168,681)
Fair value of plan assets at end of year	878,785	799,935	-	-
Funded status at year end	$(35,568)	$(52,616)	$(179,210)	$(168,681)
Amounts recognized in accumulated other comprehensive loss:
Net loss	265,899	288,882	32,152	21,472
Accumulated other comprehensive loss (AOCL)	$265,899	$288,882	$32,152	$21,472
Reconciliation of net (liabilities) assets:
Net liabilities at beginning of year	$(52,616)	$(68,735)	$(168,681)	$(153,415)
Amount recognized in AOCL at beginning of year, pre-tax	288,882	304,330	21,472	5,720
Amount prepaid at beginning of year	236,266	235,595	(147,209)	(147,695)
Net periodic benefit cost	(6,165)	(19,559)	(6,193)	(6,714)
Contributions	230	20,230	6,344	7,200
Amount prepaid at end of year	230,331	236,266	(147,058)	(147,209)
Amount recognized in AOCL	(265,899)	(288,882)	(32,152)	(21,472)
Net liabilities at end of year	$(35,568)	$(52,616)	$(179,210)	$(168,681)
[1]

For 2020, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to a decrease in discount rates partially offset by a greater return on the fair value of plan assets. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to a decrease in discount rates partially offset by the per capita claim assumption at year-end which was lower than expected and the healthcare trend rate assumption which was updated at year-end. For 2019, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to updates in discount and mortality rates. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to updates in discount and mortality rates partially offset by update in healthcare election rates and expected annual healthcare costs.

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2020 and 2019.
(In thousands)	Pension Plans		OPEB Plan
	2020	2019	2020	2019
Accumulated other comprehensive loss at beginning of year	$288,882	$304,330	$21,472	$5,720
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(20,880)	(23,508)	(567)	-
Occurring during the year:
Net actuarial (gains) losses	(2,103)	8,060	11,247	15,752
Total (decrease) increase in AOCL	(22,983)	(15,448)	10,680	15,752
Accumulated other comprehensive loss at end of year	$265,899	$288,882	$32,152	$21,472

The Corporation estimates the service and interest cost components utilizing a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows.

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for years ended December 31, 2020 and 2019.

The following table presents the discount rate and assumed health care cost trend rates used to determine the benefit obligation and net periodic benefit cost for the plans:

	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2020	2019	2018	2020	2019	2018
Discount rate for benefit obligation	3.22 - 3.27%	4.20 - 4.23%	3.54 - 3.56%	3.38%	4.30%	3.62%
Discount rate for service cost	N/A	N/A	N/A	3.72%	4.49%	3.74%
Discount rate for interest cost	2.81 - 2.83%	3.87 - 3.90%	3.16 - 3.20%	2.98%	3.99%	3.32%
Expected return on plan assets	5.00 - 5.80%	5.30 - 6.00%	5.50 - 6.00%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.50%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2020	2019	2019
			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2020	2019	2020	2019
Discount rate for benefit obligation			2.41-2.48%	3.22-3.27%	2.65%	3.38%
Initial health care cost trend rate			N/A	N/A	5.00%	5.00%
Ultimate health care cost trend rate			N/A	N/A	4.50%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2023	2019
The following table presents information for plans with a projected benefit obligation and accumulated benefit obligation in excess of plan assets for the years ended December 31, 2020 and 2019.
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Projected benefit obligation	$914,353	$852,551	$179,210	$168,681
Accumulated benefit obligation	914,353	852,551	179,210	168,681
Fair value of plan assets	878,785	799,935	-	-
The Corporation expects to pay the following contributions to the plans during the year ended December 31, 2021.
(In thousands)	2021
Pension Plans	$229
OPEB Plan	$6,333
Benefit payments projected to be made from the plans during the next ten years are presented in the table below.
(In thousands)	Pension Plans	OPEB Plan
2021	$47,553	$6,333
2022	45,392	6,462
2023	45,542	6,609
2024	45,732	6,788
2025	45,841	6,955
2026 - 2030	227,986	37,686
The table below presents a breakdown of the plans’ liabilities at December 31, 2020 and 2019.
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Current liabilities	$229	$227	$6,328	$6,456
Non-current liabilities	35,339	52,389	172,882	162,225

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer’s contribution after five years of service. The cost of providing these benefits in the year ended December 31, 2020 was $14.0 million (2019 - $15.1 million, 2018 - $12.7 million).

The plans held 1,362,593 (2019 – 1,378,048) shares of common stock of the Corporation with a market value of approximately $77 million at December 31, 2020 (2019 - $81 million).